Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information (unaudited)
16.	Quarterly Financial Information (unaudited)

	2017
(Dollars in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net interest income	$340	$351	$355	$366
Less: provisions for loan losses	107	105	105	109
Net interest income after provisions for loan losses	233	246	250	257
Other income	168	187	238	181
Gains (losses) on derivative and hedging activities, net	(16)	(25)	25	38
Operating expenses	238	230	238	260
Goodwill and acquired intangible asset impairment and amortization expense	6	6	6	5
Restructuring/other reorganization expenses	—	—	—	29
Income tax expense	53	60	93	266
Net income (loss) attributable to Navient Corporation	$88	$112	$176	$(84)
Basic earnings (loss) per common share attributable to Navient Corporation	$.31	$.40	$.65	$(.32)
Diluted earnings (loss) per common share attributable to Navient Corporation	$.30	$.39	$.64	$(.32)

	2016
(Dollars in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net interest income	$486	$429	$412	$378
Less: provisions for loan losses	111	110	106	102
Net interest income after provisions for loan losses	375	319	306	276
Other income	159	151	174	218
Gains (losses) on derivative and hedging activities, net	1	(28)	137	6
Operating expenses	247	230	228	246
Goodwill and acquired intangible asset impairment and amortization expense	4	6	12	13
Restructuring/other reorganization expenses	—	—	—	—
Income tax expense	103	81	147	96
Net income attributable to Navient Corporation	$181	$125	$230	$145
Basic earnings per common share attributable to Navient Corporation	$.53	$.39	$.74	$.49
Diluted earnings per common share attributable to Navient Corporation	$.53	$.38	$.73	$.48